Borrowed Funds (Details Textual) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Due Date, Earliest	2014
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Due Date, Last	2018
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate, Range from	0.61%
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate, Range to	2.56%
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Weighted Average Interest Rate	1.47%	1.84%
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Due Date	2013
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	2.62%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	$ 188,810,000	$ 164,463,000
Line of Credit Facility, Amount Outstanding	714,000	0
Federal Home Loan Bank Advances [Member]
Long-term Line of Credit	$ 10,000,000